Fair Value of Financial Instruments - Private Warrants Assumptions (Details) - Private Warrants - $ / shares		3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 02, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Fair value (in dollars per share)	$ 2.81	$ 2.63	$ 2.47	$ 2.47
Exercise price (in dollars per share)	11.50	11.50	11.50	11.50
Common stock price (in dollars per share)	$ 10.50	$ 8.48	$ 6.75	$ 6.75
Expected option term (years)	5 years	4 years 5 months 1 day	4 years 8 months 1 day	4 years 8 months 1 day
Expected volatility	32.80%	45.90%	60.50%	60.50%
Risk-free rate of return	0.78%	2.41%	1.21%	1.21%
Expected annual dividend yield	0.00%	0.00%	0.00%	0.00%